Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 12,102,763	$ 1,481,302
Accounts receivable		991,467	1,995,067
Inventories		738,773	723,905
Long term loan to a third-party, current		2,000,000
Prepaid expenses and other current assets		2,595,417	5,134,173
TOTAL CURRENT ASSETS		18,428,420	9,334,447
NON-CURRENT ASSETS:
Operating lease right-of-use assets		11,021,615	13,059,561
Property and equipment, net		4,444,473	5,462,063
Intangible assets, net		262,500	150,000
Long term security deposits		944,170	894,715
Prepayment for the software, equipment and product development			790,000
Long term debt investment		6,359,014	6,534,575
Long term loan to a third-party			2,066,822
Long term prepaid expenses		315,642	142,113
TOTAL NON-CURRENT ASSETS		23,347,414	29,099,849
TOTAL ASSETS		41,775,834	38,434,296
CURRENT LIABILITIES:
Short-term bank loans		1,507,159	2,683,692
Accounts payable		2,127,740	1,919,189
Taxes payable		48,712	96,176
Deferred revenue		6,697,964	7,085,696
Operating lease liabilities, current		2,325,390	2,198,192
Other current liabilities		662,963	697,702
TOTAL CURRENT LIABILITIES		14,142,417	14,728,689
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current		9,207,971	11,691,251
TOTAL NON-CURRENT LIABILITIES		9,207,971	11,691,251
TOTAL LIABILITIES		23,350,388	26,419,940
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]
Additional paid-in capital		17,724,592	11,800,472
Statutory reserve		661,924	447,231
Retained earnings (accumulated deficit)		391,338	(150,254)
Accumulated other comprehensive loss		(379,707)	(95,518)
TOTAL SHAREHOLDERS’ EQUITY		18,425,446	12,014,356
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		41,775,834	38,434,296
Related Party
CURRENT LIABILITIES:
Due to a related party		772,489	48,042
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		21,629	6,485
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		$ 5,670	$ 5,940

[1]	Retrospectively restated for effect of the authorized shares increased on March 12, 2025 (see Note 15)